Nuclear Decommissioning Trust Fund Investments (Proceeds From The Sale Of Investments And Related Gross Realized Gains And Losses In Nuclear Decommissioning Trust Fund) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nuclear Decommissioning Trust Fund Investments [Line Items]
Sales and maturities of securities - nuclear decommissioning trust fund	$ 384	$ 199	$ 256
Gross realized gains	6	5	5
Gross realized losses	$ 2	$ 4	$ 4
Minimum [Member] | Nuclear Decommissioning Trust Fund [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Trust fund investments, target allocation percentage	60.00%
Maximum [Member] | Nuclear Decommissioning Trust Fund [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Trust fund investments, target allocation percentage	70.00%